Schedule of Investments (unaudited)
March 31, 2025
 ClearBridge Variable Large Cap Growth Portfolio
(Percentages shown based on Portfolio net assets)
Security	Shares	Value
Common Stocks — 97.2%
Communication Services — 12.0%
Entertainment — 3.9%
Netflix Inc.	21,282	$19,846,104 *
Interactive Media & Services — 8.1%
Alphabet Inc., Class A Shares	62,669	9,691,134
Meta Platforms Inc., Class A Shares	54,817	31,594,326
Total Interactive Media & Services		41,285,460

Total Communication Services		61,131,564
Consumer Discretionary — 11.9%
Automobiles — 1.7%
Tesla Inc.	33,410	8,658,535 *
Broadline Retail — 8.4%
Amazon.com Inc.	223,300	42,485,058 *
Hotels, Restaurants & Leisure — 1.8%
Airbnb Inc., Class A Shares	50,398	6,020,545 *
Starbucks Corp.	32,700	3,207,543
Total Hotels, Restaurants & Leisure		9,228,088

Total Consumer Discretionary		60,371,681
Consumer Staples — 2.6%
Beverages — 1.5%
Monster Beverage Corp.	131,300	7,683,676 *
Consumer Staples Distribution & Retail — 1.1%
Target Corp.	51,800	5,405,848

Total Consumer Staples		13,089,524
Financials — 10.9%
Capital Markets — 1.8%
S&P Global Inc.	18,199	9,246,912
Financial Services — 7.4%
PayPal Holdings Inc.	130,452	8,511,993 *
Visa Inc., Class A Shares	82,687	28,978,486
Total Financial Services		37,490,479
Insurance — 1.7%
Marsh & McLennan Cos. Inc.	35,200	8,589,856

Total Financials		55,327,247
Health Care — 11.7%
Health Care Equipment & Supplies — 3.9%
Intuitive Surgical Inc.	20,499	10,152,540 *
Stryker Corp.	26,300	9,790,175
Total Health Care Equipment & Supplies		19,942,715
Health Care Providers & Services — 2.6%
UnitedHealth Group Inc.	25,093	13,142,459
Life Sciences Tools & Services — 1.9%
ICON PLC	12,033	2,105,655 *
Thermo Fisher Scientific Inc.	15,129	7,528,190
Total Life Sciences Tools & Services		9,633,845
Pharmaceuticals — 3.3%
Eli Lilly & Co.	7,421	6,129,078
See Notes to Schedule of Investments.

ClearBridge Variable Large Cap Growth Portfolio 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2025
 ClearBridge Variable Large Cap Growth Portfolio
(Percentages shown based on Portfolio net assets)
	Security	Shares	Value

Pharmaceuticals — continued
	Novo Nordisk A/S, ADR	49,487	$3,436,377
	Zoetis Inc.	44,974	7,404,969
Total Pharmaceuticals			16,970,424

Total Health Care			59,689,443
Industrials — 8.7%
Aerospace & Defense — 1.5%
	RTX Corp.	57,501	7,616,583
Electrical Equipment — 2.0%
	Eaton Corp. PLC	37,480	10,188,188
Ground Transportation — 3.2%
	Uber Technologies Inc.	108,153	7,880,028 *
	Union Pacific Corp.	35,400	8,362,896
Total Ground Transportation			16,242,924
Trading Companies & Distributors — 2.0%
	W.W. Grainger Inc.	10,227	10,102,537

Total Industrials			44,150,232
Information Technology — 36.3%
IT Services — 1.4%
	Accenture PLC, Class A Shares	22,700	7,083,308
Semiconductors & Semiconductor Equipment — 11.9%
	ASML Holding NV, Registered Shares	12,220	8,097,339
	NVIDIA Corp.	398,780	43,219,776
	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	54,600	9,063,600
Total Semiconductors & Semiconductor Equipment			60,380,715
Software — 17.8%
	Adobe Inc.	9,148	3,508,532 *
	Intuit Inc.	17,728	10,884,815
	Microsoft Corp.	93,277	35,015,253
	Palo Alto Networks Inc.	69,878	11,923,982 *
	Salesforce Inc.	48,410	12,991,308
	Synopsys Inc.	16,818	7,212,399 *
	Workday Inc., Class A Shares	38,730	9,044,617 *
Total Software			90,580,906
Technology Hardware, Storage & Peripherals — 5.2%
	Apple Inc.	119,962	26,647,159

Total Information Technology			184,692,088
Materials — 1.8%
Chemicals — 1.8%
	Sherwin-Williams Co.	25,500	8,904,345

Real Estate — 1.3%
Specialized REITs — 1.3%
	Equinix Inc.	8,309	6,774,743
Total Investments before Short-Term Investments (Cost — $221,248,670)			494,130,867
	Rate
Short-Term Investments — 2.6%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	4.136%	6,736,180	6,736,180 (a)
See Notes to Schedule of Investments.

ClearBridge Variable Large Cap Growth Portfolio 2025 Quarterly Report

 ClearBridge Variable Large Cap Growth Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Shares	Value
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.202%	6,736,180	$6,736,180 (a)(b)

Total Short-Term Investments (Cost — $13,472,360)			13,472,360
Total Investments — 99.8% (Cost — $234,721,030)			507,603,227
Other Assets in Excess of Liabilities — 0.2%			836,342
Total Net Assets — 100.0%			$508,439,569

*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At March 31, 2025, the total market value of investments in Affiliated Companies was $6,736,180 and the cost was $6,736,180 (Note 2).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Variable Large Cap Growth Portfolio 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Variable Large Cap Growth Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other

ClearBridge Variable Large Cap Growth Portfolio 2025 Quarterly Report

relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$494,130,867	—	—	$494,130,867
Short-Term Investments†	13,472,360	—	—	13,472,360
Total Investments	$507,603,227	—	—	$507,603,227

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2025. The following transactions were effected in such company for the period ended March 31, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$4,277,683	$10,305,942	10,305,942	$7,847,445	7,847,445

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2025
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$49,465	—	$6,736,180

ClearBridge Variable Large Cap Growth Portfolio 2025 Quarterly Report